Principal Accounting Policies - Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Incremental compensation cost	¥ 0.0	¥ 2.0	¥ 8.8